Note 19 - Leasing Arrangements - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 263
2024	264
2025	244
2026	116
2027	52
Thereafter	750
Total	1,689
Present value discount	(325)
Other Liabilities [Member]
Total	$ 1,364